REVENUE	12 Months Ended
Dec. 31, 2018
Disclosure of revenue [Abstract]
REVENUE

13.	REVENUE
Pengrowth sells its production pursuant to fixed or variable price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can either be fixed or variable, depending on the contract terms. Under its contracts, Pengrowth is required to deliver fixed and variable volumes of diluted bitumen and variable volumes of light oil, natural gas and natural gas liquids to the contract counterparty. The amount of revenue recognized is based on the agreed transaction price, whereby any variability in revenue relates specifically to its efforts to transfer production, and therefore the resulting revenue is allocated to the production delivered in the period during which the variability occurs. As a result, none of the variable revenue is considered constrained.
Light oil, natural gas liquids and natural gas are mostly sold under contracts of varying price and volume terms of up to one year. The majority of Pengrowth’s diluted bitumen is currently sold on multi-year contracts expiring at the end of 2019 for a fixed quantity of diluted bitumen at a fixed differential to WTI, with WTI being variable, as detailed in Note 16. Revenues are typically collected on the 25th day of the month following production. Processing fees charged to third parties are generally under multi-year contracts at fixed fees that vary by volume.
The following table presents Pengrowth’s Oil and gas sales disaggregated by revenue source:

	Year ended December 31
	2018	2017
Bitumen	$264.1	$181.6
Natural gas sold to third party (1)	16.6	98.8
Light oil	14.8	149.3
Natural gas liquids	4.7	56.7
Diluent sold	219.3	147.2
Processing income	2.0	19.1
Sale of other product purchased for resale	10.7	20.7
Total oil and gas sales	$532.2	$673.4

(1)
Starting April 1, 2018, a portion of natural gas delivered from Groundbirch to the NGTL system is used in other operations as energy costs. As such, $7.2 million related to natural gas used in internal operations is not included in total oil and gas sales.

Pengrowth had no fixed price physical delivery contracts in 2018.
Pengrowth has variable price physical delivery contracts for the sale of diluted bitumen mainly with 2 credit worthy refiners, with revenue from these customers representing approximately 90 percent of the Corporation's full year 2018 oil and gas sales.
Included in accounts receivable at December 31, 2018 is $22.2 million (December 31, 2017 is $40.2 million) of accrued oil and gas sales related to December 2018 production.